Share capital - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $ / shares	$ 0.70	$ 0.29	$ 0.20
Weighted average contractual life (years)	3 days
Number of warrants outstanding | Share	240,000	11,870,001	23,876,801
$0.70
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrant [Line Items]
Exercise price | $ / shares	$ 0.70
Weighted average contractual life (years)	3 days
Number of warrants outstanding | Share	240,000